Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN

Effective December 12, 2025, the Hudson Global, Inc. 401(k) Savings Plan was amended and renamed the Star Equity Holdings, Inc. 401(k) Savings Plan. The amendment also reflects that Star Equity Holdings, Inc. (“Star Equity” or the “Company” or the “Employer”) is the sponsoring employer and plan administrator of the Plan. Star Equity’s principal executive offices are located at 53 Forest Avenue, Suite 101, Old Greenwich, CT 06870, and its telephone number is (203) 489‑9500.

The following description of the Star Equity Holdings, Inc. 401(k) Savings Plan (the “Plan,” formerly the Hudson Global, Inc. 401(k) Savings Plan) provides only general information. Participating members (“members” or “participants”) should refer to the Prototype Plan Document and the Summary Plan Description for a complete description of the Plan's provisions. The Plan was adopted as of April 1, 2003 (the "Effective Date") by the Board of Directors of Star Equity for the benefit of its eligible employees and the eligible employees of any other designated organization and its participating subsidiaries.

General

The Plan is a defined contribution plan available to United States ("U.S.") employees of the Company and certain of its participating subsidiaries. Eligible employees include all full-time, part-time, and short-term temporary employees other than (1) union employees unless the collective bargaining agreement provides for eligibility in the Plan, (2) any nonresident alien with no U.S. source income, and (3) any "leased employee" as defined in Section 414(n) of the Internal Revenue Code (the "Code"), and are eligible to participate in the Plan as soon as administratively possible following their hire date. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and the Internal Revenue Code of 1986, as amended.

The Company is the administrator of the Plan ("Plan Administrator"). The Company has delegated the authority to administer the Plan on its behalf to an administrative committee (the "Committee").

Contributions

A member may elect to make contributions on a pre-tax or post-tax basis to the Plan in amounts equal to a whole percentage of the member's eligible compensation, subject to Internal Revenue Service ("IRS") regulations. Employees who have or will have attained age 50 as of the end of the Plan year may elect catch-up contributions up to a statutory limit ($7,500 for 2025).

The Company, in its sole discretion, may make matching contributions after the end of each plan year to each member's account in an amount equal to 50% of a member's qualified contributions for the plan year (not including catch-up contributions), which is between 1% and 6% of a member's eligible compensation. Under this formula, a member can receive a maximum matching contribution of 3% of eligible compensation. Matching contributions are allocated to Plan participants who were active employees or who were disabled on the last day of the plan year, or to participants who died or retired during the plan year. Members receive matching contributions in either the Company's common stock fund ("Star Equity Holdings Stock Fund") or cash based on the Company's discretion. Matching contributions may be redirected immediately, subject to applicable Company policy, after they are allocated to the members' accounts. In May 2026, the Company funded $206,158 as its matching cash contribution and $0 for its qualified non-elective contribution for 2025.

The Company may make discretionary contributions in addition to the matching contributions in such amounts, if any, as may be determined by the Company's Board of Directors, in its sole discretion. Any such amount will not be in excess of the maximum amount deductible by the Company for tax purposes. There were no discretionary contributions in 2025.

The Plan also accepts rollover contributions (i.e., amounts which can be rolled over into a tax qualified plan from another employer's qualified plan or an individual retirement account).
Members' Accounts

Each member's account is credited with the elective contributions made by the member and with Company matching and discretionary contributions for which that member is eligible. Members direct the investment of the contributions credited to their account into one or more of the investment funds which are available to them. For those members who do not make investment elections, contributions will default to the appropriate Charles Schwab Managed Retirement Fund based on expected retirement date. Members may also individually manage their investments in a self-directed brokerage account.

Company matching contributions may be made in either cash or units of the Star Equity Holdings Stock Fund; however, members may immediately redirect these contributions once allocated, subject to applicable Company policy. Each member's account will be credited with its share of net investment earnings, including net appreciation or depreciation of the funds in which that account is invested. The benefit to which a member is entitled is the amount that can be provided from the member's vested account.

The Company's common stock held in the Star Equity Holdings Stock Fund is voted by Charles Schwab Trust Company (the "Trustee") at the Company’s stockholder meetings in accordance with the confidential instructions of the members whose accounts are invested in the common stock. All shares of the Company's common stock for which the Trustee receives voting instructions from members to whose accounts the shares are allocated are voted in accordance with those instructions. All shares of the Company's common stock for which the Trustee does not receive timely voting instructions are voted by the Trustee in the same proportion on each issue as it votes those shares credited to members’ accounts for which it has received voting instructions from participants.

Vesting

Members vest 40% after two years of service and an additional 20% every year thereafter until completion of the fifth year of service when they are 100% vested in the Company's matching and discretionary contributions. A member also becomes fully vested in his or her Company contribution account upon disability, death, or upon reaching age 55. Members are always 100% vested in their own contributions and earnings thereon.

Member Loans

Members may borrow from their vested fund accounts a minimum amount of $1,000 up to a maximum amount equal to the lesser of 50% of their vested account balance or $50,000, minus the highest outstanding loan balance they had in the preceding twelve months. A member may have a maximum of two loans outstanding at any time. Loans must (a) bear a reasonable market rate of interest, (b) be for a term of no more than five years (10 years if the loan is for the purpose of purchasing a principal residence), (c) be adequately secured by the balances in the member's accounts, (d) be repaid in level installments by payroll deductions, and (e) be subject to charges as imposed by the Committee. If a loan is not repaid, the Committee will cause the Trustee to deduct the total amount of the loan, with interest and other charges, from any payment or distribution. A loan may be repaid in full at any time. Partial repayments are not permitted under the Plan. The Plan values member loans receivable at cost plus accrued interest.

The carrying value of the member loans was $81,707 and $35,595, which includes accrued interest on member loans of $333 and $128 as of December 31, 2025 and 2024, respectively.  The interest rates on member loans ranged from 7.25% to 8.50% and mature on various dates through October 16, 2030. The interest rate on new loans was 6.75% as of December 31, 2025.

Payments of Benefits

On termination of service due to death, disability, retirement, or other reasons, a member or member's beneficiary may elect to receive (1) a lump sum amount equal to the value of the member's vested account balance, (2) subject to certain conditions, annual installments over a certain period as selected by the member which does not exceed the member's life expectancy or the joint life expectancies of the member and the member's beneficiary, or (3) a combination of (1) and (2). The Plan automatically rolls over terminated member vested account balances between $1,000 and $5,000 to a Charles Schwab Individual Retirement Account if the member does not elect another form of distribution. Members may also elect to defer distributions subject to certain conditions. Participants may elect a lump sum cash payment or direct rollover for account balances under $1,000. Members can receive in-service distributions from all their accounts under the Plan on or after attaining age 59½ and from their salary deferral account if they have a financial hardship. Hardship withdrawals must be approved by the Plan Administrator.

Forfeitures

A member who is not 100% vested in the Company contributions and is terminated prior to age 55 for reasons other than death or disability shall forfeit the non-vested portion of Company contributions. As of December 31, 2025 and 2024, forfeited non-vested Company contributions totaled $5,888 and $46,175, respectively. Forfeiture balances are principally maintained in a stable value fund until they are utilized. Forfeiture balances may be applied against reasonable Plan expenses as defined in the Plan document and may be used to reduce subsequent Company contributions. If the member is subsequently re-employed by the Company, such forfeited amount shall be restored to the member's account, as defined in the Plan. During the year ended December 31, 2025, the Company used forfeitures of $5,956 to fund employer contributions, and forfeitures of $45,397 to pay administrative expenses of the Plan.

Risks and Uncertainties

The Plan provides for various investment options in the Company's common stock, self-directed brokerage accounts, registered investment companies, and investment in common/collective trusts. The Plan's exposure to credit loss in the event of nonperformance of investments is limited to the carrying value of such investments. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities may occur in the near term and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits and members' account balances.

The Plan provides for investment in the Star Equity Holdings Stock Fund. As of each of December 31, 2025 and 2024, less than 1% of the Plan's total net assets were invested in the Star Equity Holdings Stock Fund. The underlying value of the Star Equity Holdings Stock Fund is dependent upon a number of factors including macroeconomic conditions, interest rates, the Company's financial performance, and the market's evaluation of such performance.

Plan Termination

While the Company has not expressed any intent to discontinue its contributions or terminate the Plan, it may do so at any time subject to the provisions of ERISA, as amended, and the Code. If this were to occur, all the members of the Plan would become fully vested in the amounts in their accounts, including the Company contributions.